Other Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
Disclosure Of Information About Total Provisions [Text Block]
Provisions recorded in the consolidated statement of financial position are detailed as follows:

	As of December 31, 2018		As of December 31, 2017
	Current	Non current	Current	Non current
	ThCh $	ThCh $	ThCh $	ThCh $
Litigation	405,069	488,562	349,775	950,920
Others	-	6,937,197	-	289,469
Total	405,069	7,425,759	349,775	1,240,389

Reconciliation Of Changes In Other Provisions [Text Block]
The changes in provisions are detailed as follows:

	Litigation (1)	Others	Total
	ThCh $	ThCh $	ThCh $
As of January 1, 2017	1,248,243	484,441	1,732,684
As of December 31, 2017
Incorporated	1,028,505	14,386	1,042,891
Used	(652,280)	-	(652,280)
Released	(81,249)	(142,291)	(223,540)
Conversion effect	(242,524)	(67,067)	(309,591)
Changes	52,452	(194,972)	(142,520)
As of December 31, 2017	1,300,695	289,469	1,590,164
As of December 31, 2018
Incorporated	560,355	6,731,027	7,291,382
Used	(344,749)	-	(344,749)
Released	(102,277)	(11,975)	(114,252)
Conversion effect	(520,393)	(71,324)	(591,717)
Changes	(407,064)	6,647,728	6,240,664
As of December 31, 2018	893,631	6,937,197	7,830,828

(1)	See Note 34 – Contingencies and commitments .

Maturity Provisions [Text Block]
The maturities of provisions at
December 31, 2018
, are detailed as follows:

	Litigation	Others	Total
	ThCh $	ThCh $	ThCh $
Less than one year	405,069	-	405,069
Between two and five years	314,784	6,937,197	7,251,981
Over five years	173,778	-	173,778
Total	893,631	6,937,197	7,830,828

The maturities of provisions at
December 31, 2017
, are detailed as follows:

	Litigation	Others	Total
	ThCh $	ThCh $	ThCh $
Less than one year	349,775	-	349,775
Between two and five years	445,941	289,469	735,410
Over five years	504,979	-	504,979
Total	1,300,695	289,469	1,590,164